Revenue from contracts with customers - Schedule Of Contract Cost Capitalized (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Contract assets [abstract]
Beginning balance	¥ 122,627	$ 17,094	¥ 197,692
Additions	7,388	1,030	14,628
Recognized in income statement	0	0	(89,693)
Closing balance	¥ 130,015	$ 18,124	¥ 122,627